SCHEDULE OF DETAILS OF LEASE LIABILITIES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lease Liability
lease liabilities as of December 31, 2022	$ 2,731,394
Lease payments	(40,030)
Interest expense on lease liabilities	40,971
Impact of FX translation	(63,689)
IFRS 16 lease liabilities as of end of year	2,668,646
Current portion of lease liability (less than one year)	1,334,323	$ 1,365,697
Long-term lease liability (one to five year)	$ 1,334,323	$ 1,365,697